The Flex-funds
--------------

The Money Market Fund

2001
Semi-Annual Report

June 30, 2001



The Flex-funds
--------------

P.O. Box 7177
Dublin, Ohio 43017
TOLL FREE 800-325-3539
Internet: www.flexfunds.com
Email: flexfunds@meederfinancial.com

To obtain a prospectus containing more complete information about The Money Market Fund, including other fees and expenses that apply to a continued investment in The Money Market Fund, you may call The Flex-funds at
(800)325-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

Past performance does not guarantee future results. All performance figures represent period total returns and average annual total returns for the periods ended 6/30/01. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The Money Market Fund.

The Flex-funds
--------------

2001 Semi-Annual Report

June 30, 2001


--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total Returns as of June 30, 2001

1 year                                                                     5.81%
3 years                                                                    5.46%
5 years                                                                    5.41%
10 years                                                                   4.91%
Life of Fund/1/                                                            5.97%
--------------------------------------------------------------------------------
/1/Inception Date: 3/27/85


--------------------------------------------------------------------------------
Current & Effective Yields*
As of June 30, 2001

7-day Simple                                                               4.07%

7-day Compound                                                             4.15%

* Yield quotations more closely reflect the current earnings of the Money Market Fund than do total return quotations.

/2/The Fund's investment manager waived fees and/or reimbursed expenses for each period shown above. Without such waivers, the Fund's rankings may have been lower.


--------------------------------------------------------------------------------
Portfolio Managers


[PHOTO]

Philip A. Voelker
Portfolio Manager


[PHOTO]

Joseph A. Zarr
Asst. Portfolio Manager

                             The Money Market Fund

--------------------------------------------------------------------------------
Semi-Annual Market Perspective

The Money Market Fund ranked among the top 15 retail money market funds/2/ for 12-month yield as of June 30, 2001. For longer periods, the Fund ranks 13th out of 259 retail money market funds for 5-year average annual total return, and 4th out of 145 retail money market funds for 10-year average annual total return.

Two factors guided our management for The Money Market Fund's portfolio during the first half of 2001. First, the Federal Reserve Board aggressively cut the Federal funds target rate, reducing short-term rates by 2.75% since the beginning of the year. This series of rate reductions, including two "surprise" intra-meeting cuts in January and April, were the Fed's most drastic cuts in almost 20 years. In response, we extended the average maturity of the Fund's portfolio relatively long to seek higher yields.

Second, the quality spread between corporate debt securities and U.S. Treasury issues widened as growth slowed and company profits shrank. Diminishing revenues make it harder for corporations to service high levels of outstanding debt, thereby heightening the potential for rating downgrades. In this environment, we sought out high quality commercial securities, accepting lower yields in some cases in exchange for greater security.

In the 2nd Quarter, U.S. Government agency issues were frequently offering yields within 0.05% of the high-quality corporate securities, providing comparable returns with less risk. We allocated 19% of the Fund's portfolio to government agency notes in the 2nd Quarter, and expect this allocation to increase in the coming months.

Coming up for the rest of the year, we believe the Federal Reserve will move to a more stable interest rate environment if the economy shows signs of a recovery from the recent slowdown.

--------------------------------------------------------------------------------
Portfolio Holdings                                           as of June 30, 2001



[PIE CHART]

1) Commercial Paper                                                    22%

2) Variable Rate Notes                                                 22%

3) Coporate Notes                                                      20%

3) U.S. Govt. Agency Notes                                             19%

4) Repurchase Agreements                                               17%

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                             Money Market Portfolio


                                                                    Amortized
                                     Coupon/            Shares or    Cost or
                                      Yield   Maturity Face Amount Market Value
                                     -------  -------- ----------- ------------
Commercial Papers -- 22.0%
Cargill, Inc.                         5.16%   07/13/01 $10,000,000 $  9,984,233
Colonial Pipeline Co.***              6.15%   07/16/01   5,000,000    4,988,042
Colonial Pipeline Co.***              6.15%   07/23/01   2,000,000    1,992,826
Deutsche Bank Financial, Inc.         4.41%   09/07/01  10,000,000    9,917,925
Duff & Phelps Utility & Corp. Bond
 Trust, Inc.***                       4.95%   07/19/01   1,384,000    1,380,765
Duff & Phelps Utility & Corp. Bond
 Trust, Inc.***                       4.12%   11/01/01  10,000,000    9,860,377
Duff & Phelps Utility & Corp. Bond
 Trust, Inc.***                       4.41%   10/04/01   3,000,000    2,965,455
Edison Asset Securitization, LLC***   3.76%   07/20/01   2,000,000    1,996,240
General Electric Capital Corp.        4.59%   07/11/01  10,000,000    9,988,525
Knight Ridder, Inc.***                4.60%   08/03/01   5,000,000    4,979,556
Monsanto Co.***                       3.80%   11/14/01   9,698,000    9,559,804
Toronto-Dominion Holdings USA, Inc.   4.98%   10/22/01  10,000,000    9,845,221
                                                                   ------------
Total Commercial Papers (Cost $77,458,969)                           77,458,969
                                                                   ------------
Corporate Obligations -- 42.0%
American Express Co.                  8.50%   08/15/01     422,000      423,827
American Express Co.                  6.13%   11/15/01   1,000,000    1,004,945
Ameritech Capital Funding             6.13%   10/15/01     500,000      501,156
Aquarium Holdings KY***               3.83%*  07/05/01     108,000      108,000
Austin Printing Co., Inc.***          3.90%*  07/05/01   2,375,000    2,375,000
Bank Of America Corp.                 5.85%   08/01/01   3,000,000    2,998,983
Bank Of America Corp.                 9.13%   10/15/01     550,000      556,632
Bank One Corp.                        7.00%   08/20/01   6,475,000    6,489,985
Bank One Corp.                        9.25%   11/15/01   1,000,000    1,018,886
Bank One Corp.                        8.10%   03/01/02     500,000      513,330
Bath Technologies, Inc.***            3.93%*  07/05/01   1,420,000    1,420,000
Beaver Creek Enterprise***            3.90%*  07/05/01   1,990,000    1,990,000
Care Life Project***                  3.90%*  07/05/01   2,550,000    2,550,000
Citigroup, Inc.                       7.88%   09/30/01   3,585,000    3,610,896
Clark Grave Vault Co.***              3.83%*  07/05/01   1,950,000    1,950,000
Coughlin Family Prop., Inc.***        3.83%*  07/05/01   2,920,000    2,920,000
Danis Construction Co.***             3.83%*  07/05/01   4,000,000    4,000,000
Deere, John Capital Corp.             5.35%   10/23/01     500,000      500,680
Duke Energy Corp.                    10.00%   08/15/01   7,450,000    7,492,656
Espanola/Nambe***                     3.90%*  07/05/01   1,680,000    1,680,000
First Data Corp.                      6.82%   09/18/01   2,000,000    2,008,017
First Union Corp.                     9.45%   08/15/01   1,500,000    1,507,708
Ford Motor Credit Co.                 9.00%   09/15/01   9,500,000    9,580,523

                                                   Shares or   Amortized
                                  Coupon/             Face      Cost or
                                   Yield  Maturity   Amount   Market Value
                                  ------- -------- ---------- ------------
Corporate Obligations -- continued
Ford Motor Credit Co.              5.13%  10/15/01 $1,600,000 $  1,602,186
General Electric Co.               5.50%  04/15/02    750,000      754,372
General Motors Acceptance Corp.    6.88%  07/15/01  1,750,000    1,750,778
General Motors Acceptance Corp.    6.40%  09/21/01  9,000,000    9,018,922
General Motors Acceptance Corp.    6.38%  09/28/01  2,000,000    2,005,066
General Motors Acceptance Corp.    9.63%  12/15/01  4,000,000    4,082,973
Gordon Flesch Co. Project***       3.90%* 07/05/01  1,000,000    1,000,000
Hancor, Inc.***                    3.90%* 07/05/01    400,000      400,000
Isaac Tire, Inc.***                3.83%* 07/05/01    930,000      930,000
K.L. Morris, Inc.***               3.83%* 07/05/01  2,160,000    2,160,000
Lilly, Eli & Co.                   8.13%  12/01/01    310,000      313,426
Martin Wheel Co.,
 Inc.***                           4.05%* 07/05/01  2,545,000    2,545,000
Merrill Lynch & Co., Inc.          6.98%  08/07/01  3,000,000    3,004,343
MetLife Insurance Co.****          4.98%* 07/02/01 19,000,000   19,000,000
Miami Valley Steel***              3.90%* 07/05/01  1,275,000    1,275,000
Morgan Stanley Dean Witter & Co.   8.25%  12/20/01  1,000,000    1,020,877
Mubea, Inc.***                     3.90%* 07/05/01  2,500,000    2,500,000
Mubea, Inc.***                     3.90%* 07/05/01  8,200,000    8,200,000
O.K.I. Supply Co.***               3.83%* 07/05/01  1,820,000    1,820,000
Osco Industries, Inc.***           3.90%* 07/05/01  2,100,000    2,100,000
Pharmacia Corp.                    5.38%  12/01/01  7,000,000    7,035,791
Presrite Corp.***                  3.90%* 07/05/01  1,020,000    1,020,000
Pro Tire, Inc.***                  3.83%* 07/05/01  1,115,000    1,115,000
R.I. Lampus Co.***                 3.90%* 07/05/01  1,450,000    1,450,000
Seariver Maritime, Inc.***         4.06%* 07/02/01  5,700,000    5,700,000
SGS Tool Company***                3.90%* 07/05/01  1,200,000    1,200,000
White Castle Project***            3.90%* 07/05/01  7,750,000    7,750,000
                                                              ------------
Total Corporate Obligations (Cost $147,954,958)                147,954,958
                                                              ------------
U.S. Government Agency Obligations -- 19.1%
Federal Farm Credit Bank           6.63%  02/01/02 10,000,000   10,152,737
Federal Home Loan Bank             5.06%  08/07/01  1,000,000    1,000,938
Federal Home Loan Bank             5.59%  09/24/01    750,000      752,716
Federal Home Loan Bank             6.00%  11/15/01  7,255,000    7,310,737
Federal Home Loan Bank             7.13%  11/15/01  5,100,000    5,163,900
Federal Home Loan Bank             5.88%  12/21/01    250,000      251,432
Federal Home Loan Bank             6.10%  12/28/01  1,175,000    1,183,562
Federal Home Loan Bank             5.00%  01/29/02  1,000,000    1,005,227
Federal Home Loan Bank             6.75%  02/15/02  1,000,000    1,016,155
Federal Home Loan Bank             5.13%  02/26/02  1,250,000    1,258,611

4
                                                                  The Flex-funds

Schedule of Investments
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

                            Money Market Portfolio


                                                                  Amortized
                                    Coupon/           Shares or    Cost or
                                     Yield  Maturity Face Amount Market Value
                                    ------- -------- ----------- ------------
U.S. Government Agency Obligations -- continued
Federal National Mortgage
 Association                         4.63%  10/15/01 $10,000,000 $  9,984,234
Federal National Mortgage
 Association                         6.02%  12/20/01  10,000,000   10,098,198
Freddie Mac                          3.82%  08/09/01  10,000,000    9,959,678
Freddie Mac                          4.75%  12/14/01   8,000,000    8,032,069
                                                                 ------------
Total U.S. Government Agency Obligations
 (Cost $67,170,194)                                                67,170,194
                                                                 ------------
U.S. Treasury Obligations -- 0.0%
U.S. Treasury Bill**                 4.88%  11/29/01      61,875       61,875
                                                                 ------------
Total U.S. Treasury Obligations (Cost $61,875)                         61,875
                                                                 ------------
Repurchase Agreements -- 16.9%
Smith Barney Securities LLC,
 (Collateralized by $61,112,597
 various commercial papers, 3.71 -
  4.06%, 07/05/01 - 09/25/01,
 market value -$60,852,180)          4.19%  07/02/01  59,659,000   59,659,000
                                                                 ------------
Total Repurchase Agreements
 (Cost $59,659,000)                                                59,659,000
                                                                 ------------
Total Investments - 100.0%
 (Cost $352,304,996)(a)                                          $352,304,996
                                                                 ------------

                                                                     Amortized
                                                           Shares or  Cost or
                                          Coupon/            Face     Market
                                           Yield  Maturity  Amount     Value
                                          ------- -------- --------- ---------
Trustee Deferred Compensation*****
Flex-funds Highlands Growth Fund                             1,043    $19,236
Flex-funds Muirfield Fund                                    2,263     11,570
Flex-funds Total Return Utilities Fund                         557     10,026
Meeder Advisor International Equity Fund                       907     11,593
                                                                      -------
Total Trustee Deferred Compensation
 (Cost $52,425)                                                       $52,425
                                                                      -------

(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of June 30, 2001. Maturity date reflects the next rate change date.
** Pledged as collateral on Letter of Credit.
*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of June 30, 2001, securities restricted as to resale to institutional investors represented 27.8% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of June 30, 2001, illiquid securities represented 5.4% of the Portfolio.
***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

                                                                              5
The Flex-funds

Statement of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------



                                                              Money
                                                              Market
                                                               Fund
                                                           ------------
Assets
Investments in corresponding portfolio, at value           $238,665,887
Receivable from investment advisor                               19,553
Other assets                                                     78,012
-----------------------------------------------------------------------
Total Assets                                                238,763,452
-----------------------------------------------------------------------

Liabilities
Dividends payable                                               877,532
Accrued distribution plan fees (12b-1)                           30,346
Accrued transfer agent and administrative fees                   22,234
Other accrued liabilities                                         1,943
-----------------------------------------------------------------------
Total Liabilities                                               932,055
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Net Assets                                                  237,831,397
-----------------------------------------------------------------------

Net Assets
Capital                                                     237,831,397
-----------------------------------------------------------------------
Total Net Assets                                           $237,831,397
-----------------------------------------------------------------------

Capital Stock Outstanding                                   237,831,397
 (indefinite number of shares authorized, $0.10 par value)
Net Asset Value, Offering and Redemption Price Per Share          $1.00

See accompanying notes to financial statements.

6
                                                                  The Flex-funds

Statement of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                            Money
                                                            Market
                                                             Fund
                                                          ----------
Net Investment Income from Corresponding Portfolio
Interest                                                  $6,447,641
Expenses net of waivers and/or reimbursements               (237,925)
---------------------------------------------------------------------
Total Net Investment Income from Corresponding Portfolio   6,209,716
---------------------------------------------------------------------
Fund Expenses
Administrative                                                59,071
Transfer agent                                                79,686
Audit                                                          1,605
Legal                                                          1,213
Printing                                                      35,800
Distribution plan (12b-1)                                     94,514
Postage                                                       23,200
Registration and filing                                       10,212
Insurance                                                      1,683
Other                                                         14,170
---------------------------------------------------------------------
Total Expenses                                               321,154
---------------------------------------------------------------------

Expenses reimbursed by investment advisor                    (54,295)

---------------------------------------------------------------------
Net Expenses                                                 266,859
---------------------------------------------------------------------

---------------------------------------------------------------------
Net Investment Income                                      5,942,857
---------------------------------------------------------------------

---------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations      $5,942,857
---------------------------------------------------------------------

See accompanying notes to financial statements.

                                                                               7
The Flex-funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and Year Ended December 31, 2000
--------------------------------------------------------------------------------


                                                    The Money
                                                   Market Fund
                                           ----------------------------
                                               2001           2000
                                           -------------  -------------
Operations
Net investment income                      $   5,942,857  $  14,604,706
------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                    5,942,857     14,604,706
------------------------------------------------------------------------

Distributions to Shareholders from
Net investment income                         (5,942,857)   (14,604,706)
------------------------------------------------------------------------
Net decrease in net assets resulting from
 distributions                                (5,942,857)   (14,604,706)
------------------------------------------------------------------------

Capital Transactions
Issued                                       231,701,815    508,971,433
Reinvested                                     4,990,429     14,386,159
Redeemed                                    (232,088,289)  (522,153,383)
------------------------------------------------------------------------
Net increase in net assets resulting from
 capital transactions                          4,603,955      1,204,209
------------------------------------------------------------------------

------------------------------------------------------------------------
Total Increase in Net Assets                   4,603,955      1,204,209
------------------------------------------------------------------------

Net Assets -- Beginning of Period            233,227,442    232,023,233

------------------------------------------------------------------------
Net Assets -- End of Period                $ 237,831,397  $ 233,227,442
------------------------------------------------------------------------

Share Transactions
Issued                                       231,701,815    508,971,433
Reinvested                                     4,990,429     14,386,159
Redeemed                                    (232,088,289)  (522,153,383)
------------------------------------------------------------------------
Change in shares                               4,603,955      1,204,209
------------------------------------------------------------------------

See accompanying notes to financial statements.

8
                                                                  The Flex-funds

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------



                                          The Money Market Fund
                          ------------------------------------------------------------
                            2001        2000      1999      1998      1997      1996
                          --------    --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period         $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------

Income from Investment
 Operations
Net investment income        0.025       0.060     0.049     0.052     0.053      0.05
---------------------------------------------------------------------------------------
Total from Investment
 Operations                  0.025       0.060     0.049     0.052     0.053      0.05
---------------------------------------------------------------------------------------

Less Distributions
From net investment
 income                     (0.025)     (0.060)   (0.049)   (0.052)   (0.053)    (0.05)
---------------------------------------------------------------------------------------
Total Distributions         (0.025)     (0.060)   (0.049)   (0.052)   (0.053)    (0.05)
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------
Total Return (assumes
 reinvestment of
 distributions)              2.54%(3)    6.20%     4.96%     5.31%     5.38%     5.27%

Ratios/Supplemental Data
Net assets, end of
 period ($000)            $237,831    $233,227  $232,023  $154,255  $169,335  $119,947
Ratio of expenses to
 average net assets          0.43%(2)    0.41%     0.41%     0.40%     0.40%     0.40%
Ratio of net investment
 income to average net
 assets                      5.03%(2)    6.01%     4.88%     5.19%     5.26%     5.15%
Ratio of expenses to
 average net assets
 before
 reimbursement/waiver of
 fees(1)                     0.62%(2)    0.60%     0.54%     0.59%     0.59%     0.58%

(1) Ratio includes fees waived in corresponding portfolio.
(2) Annualized.
(3) Not annualized.

See accompanying notes to financial statements.

                                                                               9
The Flex-funds

Notes to Financial Statements
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers seven separate series, and it is presently comprised of seven separate funds including The Money Market Fund (the "Fund"). The Fund invests substantially all of its assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                                        Percentage of
                                                                          Portfolio
                                                                        Owned by Fund
                                                                            as of
             Fund                        Portfolio                      June 30, 2001
             ----                  ----------------------               -------------
     The Money Market Fund         Money Market Portfolio                    67%

The financial statements of the Portfolio, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in the notes of the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2. Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

10
                                                                 The Flex-funds

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), exceed 0.48% of average daily net assets. Prior to June 18, 2001, the annual expense limitation of the Fund had been 0.43% of average daily net assets. Prior to May 1, 2001, the annual expense limitation of the Fund had been 0.40% of average daily net assets. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2001, MAM reimbursed $54,295 to the Fund.

Pursuant to Rule 12b-1 of the Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan which limits the Fund, on an annual basis, to pay 0.20% of average daily net assets for such expenses.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of Meeder, MAM and MFSCo.

                                                                             11
The Flex-funds

Statement of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                            Money Market
                                                             Portfolio
                                                            ------------
Assets
Investments, at market value*                               $292,645,996
Repurchase agreements, at value                               59,659,000
Trustee deferred compensation investments, at market value        52,425
Cash                                                             206,641
Interest and dividend receivable                               2,840,845
Prepaid expenses/other assets                                      9,534
------------------------------------------------------------------------
Total Assets                                                 355,414,441
------------------------------------------------------------------------

Liabilities
Payable for Trustee Deferred Compensation Plan                    52,425
Payable to corresponding Fund                                    512,990
Payable to investment advisor                                     47,643
Accrued fund accounting fees                                       6,493
Other accrued liabilities                                          9,769
------------------------------------------------------------------------
Total Liabilities                                                629,320
------------------------------------------------------------------------

------------------------------------------------------------------------
Total Net Assets                                            $354,785,121
------------------------------------------------------------------------

Net Assets
Capital                                                      354,785,121
------------------------------------------------------------------------
Total Net Assets                                            $354,785,121
------------------------------------------------------------------------

------------------------------------------------------------------------
*Securities at cost                                         $352,304,996
------------------------------------------------------------------------

See accompanying notes to financial statements.

12
                                                                  The Flex-funds

Statement of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                        Money
                                                        Market
                                                      Portfolio
                                                      ----------
Investment Income
Interest                                              $8,972,352
-----------------------------------------------------------------
Total Investment Income                                8,972,352
-----------------------------------------------------------------

Expenses
Investment advisor                                       486,787
Fund accounting                                           34,929
Trustee                                                    4,501
Audit                                                      6,554
Custodian                                                 19,000
Legal                                                      1,054
Insurance                                                 11,996
Other                                                      4,291
-----------------------------------------------------------------
Total Expenses                                           569,112
-----------------------------------------------------------------

Investment advisor fees waived                          (237,246)
-----------------------------------------------------------------
Total Net Expenses                                       331,866
-----------------------------------------------------------------

-----------------------------------------------------------------
Net Investment Income                                  8,640,486
-----------------------------------------------------------------

-----------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations  $8,640,486
-----------------------------------------------------------------

See accompanying notes to financial statements.

                                                                              13
The Flex-funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                               Money Market Portfolio
                                            ------------------------------
                                                2001            2000
                                            -------------  ---------------
Operations
Net investment income                       $   8,640,486  $    62,333,054
---------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                     8,640,486       62,333,054
---------------------------------------------------------------------------

Transactions of Investors' Beneficial
 Interests
Contributions                                 392,114,471    4,173,139,320
Withdrawals                                  (343,175,631)  (5,042,463,181)
---------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from transactions of investors'
 beneficial interests                          48,938,840     (869,323,861)
---------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets        57,579,326     (806,990,807)
---------------------------------------------------------------------------
Net Assets -- Beginning of Period             297,205,795    1,104,196,602
---------------------------------------------------------------------------
Net Assets -- End of Period                 $ 354,785,121  $   297,205,795
---------------------------------------------------------------------------

See accompanying notes to financial statements.

14
                                                                  The Flex-funds

Financial Highlights
Ratios/Supplementary Data For the Six Months Ended June 30, 2001 (unaudited)
and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------


                                         Money Market Portfolio
                         ----------------------------------------------------------
                           2001        2000      1999      1998     1997     1996
                         --------    -------- ---------- -------- -------- --------
Total Return                2.76%(2)    6.61%      5.37%    5.71%    5.78%    5.67%
Net assets, end of
 period ($000)           $354,785    $297,206 $1,104,197 $798,269 $587,019 $352,930
Ratio of expenses to
 average net assets         0.20%(1)    0.19%      0.18%    0.18%    0.18%    0.19%
Ratio of net investment
 income to average net
 assets                     5.25%(1)    6.05%      5.07%    5.39%    5.47%    5.34%
Ratio of expenses to
 average net assets
 before waiver of fees      0.35%(1)    0.30%      0.30%    0.30%    0.31%    0.33%

(1)  Annualized.
(2)  Not annualized.

See accompanying notes to financial statements.

                                                                              15
The Flex-funds

Notes to Financial Statements
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940 as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Money Market Portfolio is to seek to provide current income while maintaining a stable share price of $1.00 by investing primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. The Portfolio obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees ("Trustees"). Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

2. Investment Transactions

As of June 30, 2001, the aggregate cost basis of investments for federal income tax purposes was $352,304,996.

3. Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million.

16
                                                                 The Flex-funds

During the six months ended June 30, 2001, MAM voluntarily waived $237,246 of investment advisory fees in the Portfolio. If this fee had not been voluntarily waived, the expense ratios, as illustrated in the financial highlights, for the Portfolio and its corresponding fund would have been higher.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

  a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or
  b.  $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of Meeder, MAM and MFSCo.

                                                                             17
The Flex-funds

The Flex-funds
--------------

2001 Semi-Annual Report

June 30, 2001

The Flex-funds
--------------

P.O. Box 7177
Dublin, Ohio 43017
TOLL FREE 800-325-3539
Internet: www.flexfunds.com
Email: flexfunds@meederfinancial.com